Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	THE AMERICAN FUNDS INCOME SERIES
Entity Central Index Key	0000770161
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
U.S. Government Securities Fund | Class T
Prospectus:
Trading Symbol	TUSGX
U.S. Government Securities Fund | Class 529-T
Prospectus:
Trading Symbol	TSUGX
U.S. Government Securities Fund | Class F-3
Prospectus:
Trading Symbol	USGFX
U.S. Government Securities Fund | Class R-5E
Prospectus:
Trading Symbol	RGVJX
U.S. Government Securities Fund | Class R-2E
Prospectus:
Trading Symbol	RGEVX
U.S. Government Securities Fund | Class R-6
Prospectus:
Trading Symbol	RGVGX
U.S. Government Securities Fund | Class F-2
Prospectus:
Trading Symbol	GVTFX
U.S. Government Securities Fund | Class 529-F-1
Prospectus:
Trading Symbol	CGTFX
U.S. Government Securities Fund | Class 529-E
Prospectus:
Trading Symbol	CGTEX
U.S. Government Securities Fund | Class 529-C
Prospectus:
Trading Symbol	CGTCX
U.S. Government Securities Fund | Class 529-A
Prospectus:
Trading Symbol	CGTAX
U.S. Government Securities Fund | Class F-1
Prospectus:
Trading Symbol	UGSFX
U.S. Government Securities Fund | Class C
Prospectus:
Trading Symbol	UGSCX
U.S. Government Securities Fund | Class R-5
Prospectus:
Trading Symbol	RGVFX
U.S. Government Securities Fund | Class R-4
Prospectus:
Trading Symbol	RGVEX
U.S. Government Securities Fund | Class R-3
Prospectus:
Trading Symbol	RGVCX
U.S. Government Securities Fund | Class R-2
Prospectus:
Trading Symbol	RGVBX
U.S. Government Securities Fund | Class R-1
Prospectus:
Trading Symbol	RGVAX
U.S. Government Securities Fund | Class A
Prospectus:
Trading Symbol	AMUSX
U.S. Government Securities Fund | Class 529-F-2
Prospectus:
Trading Symbol	FSUGX
U.S. Government Securities Fund | Class 529-F-3
Prospectus:
Trading Symbol	FSUUX